Securitisations and Covered Bonds - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Jul. 30, 2021	Dec. 31, 2020
PSA Finance UK Limited | Santander Consumer (UK)
Disclosure Of Gross Asset Securitised [Line Items]
Proportion of ownership interest in subsidiary sold		50.00%
Langton
Disclosure Of Gross Asset Securitised [Line Items]
Gain or loss on covered bonds programme redemption	£ 0
Beneficial interest in residential mortgage loans	0		£ 2,400
Holmes
Disclosure Of Gross Asset Securitised [Line Items]
Beneficial interest in residential mortgage loans	500		1,000
Cash deposits	60		186
Fosse
Disclosure Of Gross Asset Securitised [Line Items]
Beneficial interest in residential mortgage loans	1,600		1,700
Cash deposits	£ 0		£ 0